Segment Information (tables)	12 Months Ended
Mar. 31, 2016
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
	Fruit and
	Vegetable	Snack	Other	Total
	(In thousands)
2016:
Net sales	$1,239,179	$12,336	$23,845	$1,275,360
Operating income	87,120	1,164	265	88,549
Interest expense, net	7,923	18	103	8,044
Income tax expense	25,551	372	76	25,999
Identifiable assets	888,968	2,697	3,662	895,327
Capital expenditures	9,232	52	682	9,966
Depreciation and amortization	20,438	351	948	21,737

2015:
Net sales	$1,246,115	$11,667	$28,568	$1,286,350
Operating income	18,865	779	710	20,354
Interest expense, net	6,778	12	72	6,862
Income tax expense	3,775	225	221	4,221
Identifiable assets	798,640	3,235	4,573	806,448
Capital expenditures	22,177	157	1,400	23,734
Depreciation and amortization	20,445	367	1,022	21,834

2014:
Net sales	$1,302,857	$11,496	$25,855	$1,340,208
Operating income	22,365	872	1,669	24,906
Interest expense, net	7,415	27	122	7,564
Income tax expense	3,118	189	256	3,563
Identifiable assets	761,078	3,770	4,005	768,853
Capital expenditures	17,339	-	2,109	19,448
Depreciation and amortization	21,842	394	1,045	23,281

Schedule Of Classes Of Similar Products And Services [table text Block]
Classes of similar products/services:	2016	2015	2014
	(In thousands)
Net Sales:
Green Giant *	$144,310	$161,993	$177,881
Canned vegetables	746,501	754,556	753,318
Frozen	94,710	94,648	107,109
Fruit	253,658	234,918	264,549
Snack	12,336	11,667	11,496
Other	23,845	28,568	25,855
Total	$1,275,360	$1,286,350	$1,340,208

* Green Giant includes canned and frozen vegetables exclusively for GMOL or B&G Foods.